UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06671

                      Scudder Global High Income Fund, Inc.
                      -------------------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Global High Income Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                                                        Principal
                                                                                                      Amount ($) (a)    Value ($)
                                                                                                      --------------    ---------

Bonds 120.7%
Argentina 3.7%
Republic of Argentina:
Series MTN2, 7.0%, 3/18/2049*      EUR                                                                 438,988              134,516
Series EMTN, 7.0%, 3/18/2049*      EUR                                                                 733,369              224,719
8.5%, 2/23/2005*                   EUR                                                                 255,646               79,871
9.25%, 10/21/2049*                 EUR                                                               1,025,000              317,161
9.75%, 9/19/2027*                                                                                      550,000              154,000
10.25%, 2/6/2049*                  EUR                                                                 613,550              203,119
Series BGL4, 11.0%, 10/9/2006*                                                                         680,000              215,900
11.375%, 3/15/2010*                                                                                  2,530,000              784,300
11.75%, 11/13/2026*                EUR                                                                 388,582              122,571
12.0%, 9/19/2016*                  EUR                                                                 613,550              195,377
12.25%, 6/19/2018*                                                                                   1,061,250              294,497
                                                                                                                        -----------
(Cost $2,311,435)                                                                                                         2,726,031

Brazil 19.1%
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR plus .875%, Series L, 2.125%**, 4/15/2012               847,062              726,356
C Bond, Series 20 YR, 8.0%, 4/15/2014                                                                3,987,418            3,768,110
8.875%, 4/15/2024                                                                                    2,900,000            2,457,750
10.0%, 8/7/2011                                                                                      1,240,000            1,243,100
10.125%, 5/15/2027                                                                                     100,000               92,750
11.0%, 1/11/2012                                                                                     2,140,000            2,236,300
11.0%, 8/17/2040                                                                                     2,880,000            2,822,400
11.5%, 3/12/2008                                                                                       700,000              766,500
                                                                                                                        -----------
(Cost $14,382,274)                                                                                                       14,113,266

Bulgaria 5.1%
Republic of Bulgaria, 8.25%, 1/15/2015 (b)                                                           3,200,000            3,798,080
(Cost $3,760,117)

Colombia 4.0%
Republic of Colombia:
8.125%, 5/21/2024                                                                                      800,000              684,000
10.0%, 1/23/2012                                                                                     2,100,000            2,262,750
                                                                                                                        -----------
(Cost $2,916,534)                                                                                                         2,946,750

Dominican Republic 0.7%
Dominican Republic, 9.04%, 1/23/2013                                                                   810,000              522,450
(Cost $499,748)

Ecuador 3.0%
Republic of Ecuador, Step-up Coupon, 7.0%**, 8/15/2030                                               3,000,000            2,182,500
(Cost $2,148,510)

Germany 5.1%
Aries Vermogensverwaltung GmbH:
Series B, 7.75%, 10/25/2009        EUR                                                                 500,000              617,949
Series C, 9.6%, 10/25/2014 (b)                                                                       3,000,000            3,172,650
                                                                                                                        -----------
(Cost $3,732,752)                                                                                                         3,790,599

Guatemala 3.8%
Republic of Guatemala:
9.25%, 8/1/2013                                                                                        500,000              541,250
10.25%, 11/8/2011                                                                                    2,000,000            2,240,000
                                                                                                                        -----------
(Cost $2,835,000)                                                                                                         2,781,250

Jamaica 5.7%
Government of Jamaica:
10.5%, 2/11/2009 (b)               EUR                                                               2,600,000            3,186,776
10.625%, 6/20/2017 (b)                                                                               1,100,000            1,039,500
                                                                                                                        -----------
(Cost $4,258,952)                                                                                                         4,226,276

Kazakhstan 3.1%
Development Bank of Kazakhstan, 7.375%, 11/12/2013 (b)                                               2,250,000            2,264,400
(Cost $2,249,375)

Mexico 0.8%
United Mexican States, 8.0%, 9/24/2022                                                                 530,000              567,100
(Cost $562,388)


Nigeria 0.9%
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010                                                  725,154              674,500
(Cost $650,372)

Pakistan 3.1%
Republic of Pakistan, 6.75%, 2/19/2009                                                               2,300,000            2,306,376
(Cost $2,345,575)

Peru 2.0%
Republic of Peru, 9.125%, 2/21/2012                                                                  1,400,000            1,463,000
(Cost $1,466,500)

Philippines 6.1%
Republic of Philippines:
9.0%, 2/15/2013                                                                                      2,100,000            2,142,000
9.125%, 2/22/2010                  EUR                                                                 900,000            1,127,448
9.375%, 1/18/2017                                                                                    1,200,000            1,248,000
                                                                                                                        -----------
(Cost $4,545,084)                                                                                                         4,517,448

Romania 5.0%
Republic of Romania, 5.75%, 7/2/201EURb)                                                             2,900,000            3,641,601
(Cost $3,649,016)


Russia 18.6%
Russian Federation, Series REGS, Step-up Coupon, 5.0%**, 3/31/2030                                   1,895,000            1,739,799
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                                            9,700,000            8,536,000
Series VII, 3.0%, 5/14/2011                                                                          4,500,000            3,415,950
                                                                                                                        -----------
(Cost $13,826,674)                                                                                                       13,691,749

Turkey 13.4%
Republic of Turkey:
10.5%, 1/13/2008                                                                                       400,000              442,500
11.0%, 1/14/2013                                                                                     1,000,000            1,152,500
11.75%, 6/15/2010                                                                                    1,900,000            2,227,750
11.875%, 1/15/2030                                                                                   3,350,000            4,271,250
12.375%, 6/15/2009                                                                                   1,500,000            1,770,000
                                                                                                                        -----------
(Cost $9,941,071)                                                                                                         9,864,000

Ukraine 5.2%
Government of Ukraine:
6.875%, 3/4/2011                                                                                     2,000,000            1,897,000
7.65%, 6/11/2013 (b)                                                                                 2,050,000            1,968,000
                                                                                                                        -----------
(Cost $3,831,206)                                                                                                         3,865,000

United States 6.9%
Pemex Project Funding Master Trust,EUR375%, 8/5/2016                                                 3,700,000            4,414,983
US Treasury Bond, 8.125%, 8/15/2019                                                                    500,000              662,656
                                                                                                                        -----------
(Cost $5,161,588)                                                                                                         5,077,639


Uruguay 1.1%
Republic of Uruguay:
7.5%, 3/15/2015                                                                                        340,000              274,550
7.875%, 1/15/2033                                                                                      742,000              526,820
                                                                                                                        -----------
(Cost $808,924)                                                                                                             801,370

Venezuela 3.1%
Republic of Venezuela:
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                                    500,000              455,000
10.75%, 9/19/2013                                                                                    1,800,000            1,868,400
                                                                                                                        -----------
(Cost $2,304,452)                                                                                                         2,323,400

Vietnam 1.2%
Socialist Republic of Vietnam, Series 18YR, 4.0%**, 3/14/2016                                        1,000,000              901,410
(Cost $879,774)


Total Bonds (Cost $89,067,321)                                                                                           89,046,195

Loan Participations 2.0%
Algeria 1.6%
Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus .8125%, 2.0%**, 3/4/2010         1,140,000            1,128,600
(Cost $1,106,781)

Morocco 0.4%
Kingdom of Morocco, Floating Rate Debt, Series A, LIBOR plus .8125%, 2.031%**, 1/2/2009                320,000              314,400
(Cost $315,643)

Total Loan Participations (Cost $1,422,424)                                                                               1,443,000


                                                                                                      Shares               Value ($)
                                                                                                      ------               ---------

Cash Equivalents 0.9%
Scudder Cash Management QP Trust, 1.38% (c)
(Cost $634,464)                                                                                        634,464              634,464

                                                                                                        % of
                                                                                                    Net Assets             Value ($)
                                                                                                    ----------             ---------

Total Investment Portfolio  (Cost $91,124,209)                                                           123.6           91,123,659
Other Assets and Liabilities, Net                                                                        (23.6)         (17,399,507)
                                                                                                                        -----------
Net Assets                                                                                               100.0           73,724,152
                                                                                                                       ============


* Non-income producing security. In the case of a bond, generally, denotes that the issuer has defaulted on the payment of principal or interest.

**   These securities are shown at their current rate as of July 31, 2004.

(a)  Principal amount stated in US dollars unless otherwise noted.

(b)  Securities, or a portion thereof, subject to a financing transaction.

(c) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.



Currency Abbreviation
EUR    Euro

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global High Income Fund


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Global High Income Fund


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    -------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004